Bridge Loan (Details) - 1 months ended Aug. 31, 2020	USD ($)	CHF (SFr)	CHF (SFr)
First tranche [Member]
Bridge Loan (Details) [Line Items]
Company received | SFr		SFr 300,000
Total value | SFr			SFr 500,000
Aggregate value | SFr			SFr 500,000
Additional value | SFr		SFr 200,000
interest rate	10.00%	10.00%
Amendment share | SFr		SFr 600,000
Bridge Loan [Member]
Bridge Loan (Details) [Line Items]
Total value | $	$ 309,780
Aggregate borrowings | $	(516,300)
Additional value | $	(206,520)
Bridge loan value | $	(527,650)
AmendmentPriceValue | $	$ (633,180)